Operating segments - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue based On Geographical Area	£ 147.5	[1]	£ 138.2	£ 315.4	£ 260.0	[1]	£ 259.9	[1]
Central Asia [Member]
Disclosure of operating segments [line items]
Revenue based On Geographical Area	£ 0.6			£ 1.6	£ 1.5		£ 1.4
Products and Service [Member] | Customer [Member]
Disclosure of operating segments [line items]
Contribution of entity revenue				10.00%

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.